NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year ended December 31,
	2023	2022	2021
Numerator:
Net loss	$(56,753)	$(108,350)	$(80,293)
Net loss attributable to non-controlling interest	(266)	(743)	(1,169)
Adjustment attributable to non-controlling interest	2,649	(14,979)	16,689
Net loss attributable to WalkMe Ltd.	$(59,136)	$(92,628)	$(95,813)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	88,912,397	85,116,424	51,763,032
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.67)	$(1.09)	$(1.85)

Schedule of antidilutive ordinary shares excluded from computation of earnings per share
	Year ended December 31,
	2023	2022	2021
Convertible preferred shares	-	-	26,972,186
RSU’s	7,141,801	5,759,365	732,157
Outstanding share options and share purchase rights under ESPP	11,991,061	13,676,853	14,143,816
Total	19,132,862	19,436,218	41,848,159